Note 4 - Property and Equipment, Net (Tables)	12 Months Ended
Oct. 31, 2017
Notes Tables
Property, Plant and Equipment [Table Text Block]
	October 31,
	2017	2016
Land and land improvements	$3,148,834	$3,144,068
Building and improvements	8,165,637	8,140,933
Machinery and equipment	25,817,318	25,769,804
Furniture and fixtures	894,237	903,067
Construction in progress	1,727,591	1,588,815
Total property and equipment, at cost	39,753,617	39,546,687
Less accumulated amortization and depreciation	(27,542,925)	(26,147,529)
Property and equipment, net	$12,210,692	$13,399,158